STOCKHOLDERS' EQUITY / NET PARENT INVESTMENT	12 Months Ended
Dec. 31, 2024
STOCKHOLDERS'/MEMBERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY / NET PARENT INVESTMENT

10. STOCKHOLDERS’ EQUITY / NET PARENT INVESTMENT

Amendment and Restatement of Certificate of Incorporation

On September 12, 2023, the Company amended and restated its certificate of incorporation to, among other things, provide for the (a) authorization of 5,000,000,000 shares of Class A common stock with a par value of $0.00001 per share, (b) authorization of 5,000,000,000 shares of Class B common stock with a par value of $0.00001 per share, (c) authorization of 1,000,000,000 shares of preferred stock with a par value of $0.00001 per share, and (d) establishment of a board of directors consisting of eleven members, each of which will serve for one-year terms. On January 23, 2024, the board of directors increased the size of the board from eleven to thirteen.

Holders of TKO Class A common stock and holders of TKO Class B common stock are entitled to one vote per share on all matters on which shareholders generally are entitled to vote and, except as otherwise required, will vote together as a single class. Holders of TKO Class B common stock are not entitled to receive dividends and will not be entitled to receive any distributions upon the liquidation, dissolution or winding up of the affairs of the Company.

On September 12, 2023, the Company issued 83,161,123 shares of TKO Class A common stock to the historic WWE stockholders and 89,616,891 shares of TKO Class B common stock to EGH and certain of its subsidiaries.

Secondary Offering & Share Repurchases

In November 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with TKO OpCo, Morgan Stanley & Co. LLC, as representative of the various underwriters (collectively, the “Underwriters”), and Mr. McMahon, in connection with the underwritten secondary offering by Mr. McMahon of 8,400,000 shares of TKO Class A common stock at an offering price of $79.80 per share (the “Secondary Offering”). The Secondary Offering closed on November 14, 2023. The Company did not offer any shares of TKO Class A common stock in the Secondary Offering and did not receive any proceeds from the sale of shares of Common Stock in the Secondary Offering.

Pursuant to the Underwriting Agreement, the Company agreed to purchase 1,308,729 shares of TKO Class A common stock from the Underwriters, at a price of $76.41 per share, which was equal to the price being paid by the Underwriters to Mr. McMahon, resulting in an aggregate purchase price of approximately $100.0 million (the “Share Repurchase”). The Company funded the Share Repurchase with approximately $100.0 million of borrowings under the Revolving Credit Facility. All shares repurchased have been retired.

On April 7, 2024, the Company entered into a stock purchase agreement with Mr. McMahon, pursuant to which the Company agreed to purchase 1,853,724 shares of TKO Class A common stock held by Mr. McMahon at a per share price of $89.01 for an aggregate of $165.0 million (the “Share Repurchase”). The Company funded the Share Repurchase with approximately $150.0 million of borrowings under the Revolving Credit Facility and with cash on hand. All shares repurchased have been retired.

As of December 31, 2024, the Company owned 47.5% of TKO OpCo, and EGH and its subsidiaries owned 52.5% of TKO OpCo.

As of December 31, 2024, EGH and its subsidiaries collectively controlled 53.9% of the voting interests in TKO through their ownership of both Class A common stock and Class B common stock.

Endeavor Share Purchases

In April 2024, WME IMG, LLC (“WME IMG”), an indirect subsidiary of Endeavor Group Holdings, Inc., entered into a stock purchase agreement with Vincent K. McMahon, pursuant to which WME IMG agreed to purchase 1,642,970 shares of TKO Class A common stock held by Mr. McMahon at a per share price of $89.01 for an aggregate amount of $146.2 million.

In December 2024, WME IMG and Endeavor OpCo purchased 863,847 shares of TKO Class A common stock in the open market at an average per share price of $145.32 for an aggregate amount of $125.5 million.

These shares of TKO Class A common stock purchased by WME IMG and Endeavor OpCo are included in the calculation of Endeavor Group Holdings, Inc.’s total voting interest in TKO as of December 31, 2024.

Subsequent to December 31, 2024, and through the date of this current report on Form 8-K, Endeavor OpCo purchased an additional 1,897,650 shares of TKO Class A common stock for an aggregate amount of $300.9 million under Endeavor Group Holdings, Inc.'s 10b5-1 trading plan for the Company. The trading plan was terminated on February 14, 2025.

Capital Return Program

On October 24, 2024, the Company announced that its board of directors had authorized a share repurchase program of up to $2.0 billion of its Class A common stock and the approval of a quarterly cash dividend pursuant to which holders of TKO's Class A common stock will receive their pro rata share of approximately $75 million in quarterly distributions to be made by TKO OpCo.

The Company will determine at its discretion the timing and the amount of any repurchases based on its evaluation of market conditions, share price, and other factors. Repurchases under the share repurchase program may be made in the open market, in privately negotiated transactions or otherwise, and the Company is not obligated to acquire any particular amount under the share repurchase program. The share repurchase program has no expiration, is expected to be completed within approximately three to four years and may be modified, suspended, or discontinued at any time.

In February 2025, we announced that our inaugural quarterly cash dividend will be paid on March 31, 2025. Future declarations of quarterly dividends are subject to the determination and discretion of the Company based on its consideration of various factors, such as its results of operations, financial condition, market conditions, earnings, cash flow requirements, restrictions in its debt agreements and legal requirements and other factors that the Company deems relevant.

Principal Stockholder Contributions

During the years ended December 31, 2024 and 2023, the Company received cash contributions of $6.4 million and $5.8 million, and non-cash capital contributions of $1.5 million and $9.0 million, respectively. The cash contributions represented amounts reimbursed to the Company by Mr. McMahon, a principal holder of TKO Class A common stock, in connection with and/or arising from the investigation conducted by a Special Committee of the former WWE board of directors. The non-cash capital contributions represented amounts paid personally by Mr. McMahon to certain counterparties. See Note 22, Related Party Transactions, for additional information.

Net Parent Investment and Accumulated Other Comprehensive Loss

Due to the Transactions, the portion of net parent investment related to the Acquired Businesses as of September 12, 2023, $1,552.1 million, was reclassified to nonredeemable non-controlling interests, due to the holders of TKO Class A common stock not having rights to the Acquired Businesses’ activity.

Due to the Transactions, the portion of accumulated other comprehensive loss related to the Acquired Businesses’ activity as of September 12, 2023, a loss of $67.8 million, has been reclassified to nonredeemable non-controlling interests, due to the holders of TKO Class A common stock not having rights to the Acquired Businesses’ activity.

As of December 31, 2024 and 2023, $1,424.3 million and $1,600.7 million of nonredeemable non-controlling interests represents the Acquired Businesses’ activity, respectively.